Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2018	December 31, 2017
Assets
Cash and demand deposits with banks - Non-interest-bearing	21,677	23,774
Demand deposits with banks - Interest-bearing	316,872	192,099
Cash equivalents - Interest-bearing	364,714	389,120
Cash due from banks	703,263	604,993
Securities purchased under agreement to resell	27,341	178,769
Short-term investments	13,736	109,322
Investment in securities
Trading	6,495	6,824
Available-for-sale	1,345,408	2,234,979
Held-to-maturity (fair value: $1,076,979 (2017: $695,758))	1,088,564	697,531
Total investment in securities	2,440,467	2,939,334
Net assets of subsidiaries - Banks	415,227	373,576
Net assets of subsidiaries - Non-banks	24,195	2,543
Loans to third parties, net of allowance for credit losses	1,949,701	1,960,103
Loans to subsidiaries - Banks	12,754	13,517
Loans to subsidiaries - Non-banks	56,020	57,833
Accrued interest	12,824	12,149
Other assets, including premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	203,599	203,518
Total assets	5,859,127	6,455,657

Liabilities
Customer deposits
Non-interest bearing	1,378,539	1,840,201
Interest bearing	3,117,063	3,412,622
Total customer deposits	4,495,602	5,252,823
Bank deposits	154,101	12,252
Total deposits	4,649,703	5,265,075
Employee benefit plans	117,203	127,687
Accrued interest	2,908	1,171
Pending payable for investments purchased	—	51,913
Other liabilities, including payables to subsidiaries	63,648	69,930
Total other liabilities	183,759	250,701
Long-term debt	143,322	117,000
Total liabilities	4,976,784	5,632,776

Total shareholders’ equity	882,343	822,881
Total liabilities and shareholders’ equity	5,859,127	6,455,657

Condensed Income Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Non-interest income
Banking	23,506	22,836	21,984
Foreign exchange revenue	11,727	11,623	11,174
Other non-interest income	6,330	4,570	3,516
Dividends from subsidiaries - Banks	60,000	50,000	40,000
Dividends from subsidiaries - Non-banks	19,095	16,060	6,600
Total non-interest income	120,658	105,089	83,274
Interest income
Loans	133,124	118,092	123,370
Investments	73,698	61,928	44,745
Deposits with banks	12,932	10,661	6,293
Total interest income	219,754	190,681	174,408
Interest expense
Deposits	6,709	5,011	6,882
Long-term debt	6,949	4,955	4,500
Securities sold under repurchase agreements	33	—	118
Total interest expense	13,691	9,966	11,500
Net interest income before provision for credit losses	206,063	180,715	162,908
Provision for credit gains (losses)	6,823	4,618	(7,263)
Net interest income after provision for credit losses	212,886	185,333	155,645
Net trading gains (losses)	(329)	511	330
Net realized gains (losses) on available-for-sale investments	758	4,241	1,222
Net gains (losses) on other real estate owned	(323)	(2,416)	(287)
Net other gains (losses)	—	258	(325)
Total other gains (losses)	106	2,594	940
Total net revenue	333,650	293,016	239,859
Non-interest expense
Salaries and other employee benefits	75,949	72,440	68,712
Technology and communications	36,466	33,051	34,033
Professional and outside services	22,696	20,685	9,379
Property	6,693	6,438	5,983
Indirect taxes	14,669	12,900	10,562
Marketing	3,034	3,384	2,138
Non-service employee benefits expense	6,427	7,854	1,058
Amortization of intangible assets	169	169	113
Restructuring costs	—	—	117
Other expenses	4,230	4,351	5,373
Total non-interest expense	170,333	161,272	137,468
Net income before equity in undistributed earnings of subsidiaries	163,317	131,744	102,391
Equity in undistributed earnings of subsidiaries	31,867	21,508	13,551
Net income	195,184	153,252	115,942
Other comprehensive income, net of tax	(19,475)	15,628	(54,183)
Total comprehensive income	175,709	168,880	61,759

Condensed Cash Flow Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Cash flows from operating activities
Net income	195,184	153,252	115,942
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	21,425	23,982	23,687
(Increase) decrease in carrying value of equity method investments	(1,033)	(1,152)	(949)
Share-based payments and settlements	12,582	8,410	14,423
Equity in undistributed earnings of subsidiaries	(31,867)	(21,508)	(13,551)
Net realized / unrealized (gains) losses on other real estate owned	323	2,416	287
Net realized (gains) losses on available-for-sale investments	(758)	(4,241)	(1,222)
Dividends received from equity method investment	376	307	319
Provision for credit losses	(6,823)	(4,618)	7,263
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(755)	2,886	(1,163)
(Increase) decrease in other assets	(11,160)	12,167	(20,312)
Increase (decrease) in accrued interest payable	1,737	(519)	160
Increase (decrease) in other liabilities and employee benefit plans	(2,523)	22,282	10,388
Cash provided by (used in) operating activities	176,708	193,664	135,272

Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	151,428	(29,956)	(148,813)
Net (increase) decrease in short-term investments other than restricted cash	87,268	342,585	(330,144)
Net change in trading investments	329	(511)	(146)
Available-for-sale investments: proceeds from sale	681,656	205,257	25,489
Available-for-sale investments: proceeds from maturities and pay downs	340,114	324,907	341,835
Available-for-sale investments: purchases	(156,271)	(595,526)	(1,332,836)
Held-to-maturity investments: proceeds from maturities and pay downs	82,853	59,424	38,430
Held-to-maturity investments: purchases	(525,637)	(199,145)	(124,325)
Net (increase) decrease in loans to third parties	15,184	(46,391)	177,823
Net (increase) decrease in loans to bank subsidiaries	764	40,689	10,608
Net (increase) decrease in loans to non-bank subsidiaries	1,812	(2,713)	5,172
Additions to premises, equipment and computer software	(9,830)	(14,777)	(5,700)
Proceeds from sale of other real estate owned	5,896	1,795	3,061
Injection of capital in subsidiary	(64,029)	(12,802)	(6,945)
Return of capital from a subsidiary	8,244	12,376	—
Cash disbursed for business acquisition	—	—	(2,540)
Cash provided by (used in) investing activities	619,781	85,212	(1,349,031)

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016

Cash flows from financing activities
Net (increase) decrease in demand and term deposit liabilities	(603,925)	(811,322)	1,696,948
Issuance of subordinated capital	73,218	—	—
Repayment of long-term debt	(47,000)	—	—
Proceeds from issuance of common shares, net of underwriting discounts and commissions	—	13	131,600
Cost of issuance of common shares	—	—	(5,458)
Proceeds from loans sold under agreement to repurchase	—	—	5,152
Cost of repurchase of loans under agreement to repurchase	—	—	(5,152)
Common shares repurchased	(48,443)	—	(1,633)
Preference shares repurchased	—	—	(212,121)
Warrant repurchase	—	—	(100)
Proceeds from stock option exercises	3,318	4,546	6,919
Cash dividends paid on common and contingent value convertible preference shares	(83,704)	(69,731)	(19,346)
Cash dividends paid on preference shares	—	—	(14,629)
Preference shares guarantee fee paid	—	—	(1,676)
Cash provided by (used in) financing activities	(706,536)	(876,494)	1,580,504
Net increase (decrease) in cash, cash equivalent and restricted cash	89,953	(597,618)	366,745
Cash, cash equivalent and restricted cash: beginning of year	627,046	1,224,664	857,919
Cash, cash equivalent and restricted cash: end of year	716,999	627,046	1,224,664

Components of cash, cash equivalent and restricted cash at end of year
Cash due from banks	703,263	604,993	1,206,770
Restricted cash included in short-term investments on the Consolidated Balance Sheets	13,736	22,053	17,894
Total cash, cash equivalent and restricted cash at end of year	716,999	627,046	1,224,664

Supplemental disclosure of cash flow information
Cash interest paid	15,428	9,447	11,660

Non-cash item
Transfer to other real estate owned	2,041	—	8,961